Significant accounting policies, estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2024
Significant accounting policies, estimates and judgements
Schedule of foreign exchange rates used to translate the financial statements into Parent's functional currency
(currency amount for 1 €)	Annual average exchange rate 2024	Exchange rate at December 31, 2024	Annual average exchange rate 2023	Exchange rate at December 31, 2023	Annual average exchange rate 2022	Exchange rate at December 31, 2022
U.S. Dollar	1.08	1.04	1.08	1.11	1.05	1.07
Pound Sterling	0.85	0.83	0.87	0.87	0.85	0.89
Australian Dollar	1.64	1.68	1.63	1.63	1.52	1.57